Liquidity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Liquidity [Abstract]
Net loss	$ (1,373,887)	$ 614,120	$ 845,103
Cash used in operating activities	(646,479)	(634,414)	(410,271)
Cash	153,914	$ 76,019	$ 172,030
Outstanding bank loans	$ 10,700,000